Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) State Transit Billboard Reporting_Unit $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of advertising displays | Billboard			144,000
Number of states in which the company operates | State			44
Number of states in which the company operates logo sign business | State			23
Number of transit advertising displays | Transit			42,000
Number of states in which the company operates | State			18
Number of reporting units | Reporting_Unit			2
REIT threshold percentage of taxable income to be distributed to stockholders			90.00%
Distributions paid, per share | $ / shares	$ 0.75	$ 0.68	$ 2.75	$ 2.50
Distributions paid, preferred stockholders	$ 91	$ 91	$ 365	$ 365	$ 365
Distributions paid, preferred stockholders, per share | $ / shares	$ 15.95	$ 15.95	$ 63.80	$ 63.80	$ 63.80
Dilutive shares | shares			0	0	0
Non cash compensation expense	$ 3,199	$ 3,901	$ 25,890	$ 24,120	$ 24,936
Investment maturity period			Three months or less
LAMAR MEDIA CORP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of advertising displays | Billboard			144,000
Number of states in which the company operates | State			44
Number of states in which the company operates logo sign business | State			23
Non cash compensation expense	3,199	3,901	$ 25,890	24,120	$ 24,936
Taxable Income Distribution [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distributions paid	$ 72,734	$ 65,223	$ 265,145	$ 198,520
Distributions paid, per share | $ / shares	$ 0.75	$ 0.68	$ 2.75	$ 2.08
Accumulated Earnings And Profits [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distributions paid				$ 39,915
Distributions paid, per share | $ / shares				$ 0.42
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense			$ 9,560
Performance-Based Stock Incentive Program [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense			16,076
Stock Awards to Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense			$ 254
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets			3 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets			15 years